Income Taxes (Tables)	12 Months Ended
Apr. 29, 2017
Income Before Income Taxes

Income before income taxes for fiscal 2017, fiscal 2016 and fiscal 2015 are as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Domestic operations	$47,127	6,827	68,535
Foreign operations	(328)	(941)	3,981

Total income before taxes	$46,799	5,886	72,516

Income Tax Provisions (Benefits)

Income tax provisions (benefits) for fiscal 2017, fiscal 2016 and fiscal 2015 are as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Current:
Federal	$3,722	(47,053)	39,514
State	(7,480)	3,908	2,674
Foreign	—	(273)	1,314

Total current	(3,758)	(43,418)	43,502

Deferred:
Federal	25,724	21,570	6,099
State	2,810	13,018	(10,001)
Foreign	—	16	44

Total deferred	28,534	34,604	(3,858)

Total	$24,776	(8,814)	39,644

Reconciliation Between Effective Income Tax Rate and Federal Statutory Income Tax Rate

Reconciliation between the effective income tax rate and the federal statutory income tax rate is as follows:

	Fiscal 2017	Fiscal 2016	Fiscal 2015
Federal statutory income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	10.0	8.3	10.8
Change to unrecognized tax benefits	(5.9)	(111.3)	0.2
Excess executive compensation	0.3	8.0	3.7
Meals and entertainment disallowance	0.5	5.1	1.1
Tax credits	—	(76.3)	(3.9)
Joint venture net loss allocation	—	—	33.1
Change in valuation allowance	(1.2)	108.6	(19.8)
Changes in deferred taxes and payables	7.0	(134.8)	(5.4)
Amounts not deductible for tax	1.9	—	—
State law changes	3.1	4.7	—
Other, net	2.2	3.0	(0.1)

Effective income tax rate	52.9%	(149.7)%	54.7%

Components of Deferred Tax Assets and Liabilities

At April 29, 2017 and April 30, 2016, the significant components of the Company’s deferred taxes consisted of the following:

	April 29, 2017	April 30, 2016
Deferred tax assets:
Accrued liabilities	$110,029	$124,475
Inventory	—	3,844
Insurance liability	7,973	8,392
Loss and credit carryovers	31,221	31,100
Lease transactions	7,131	13,813
Pension and post-retirement healthcare	581	670
Stock-based compensation	3,182	1,918
Other	1,379	503

Gross deferred tax assets	161,496	184,715

Valuation allowance	(7,644)	(7,903)

Net deferred tax assets	153,852	176,812

Deferred tax liabilities:
Prepaid expenses	(4,670)	(5,678)
Goodwill and intangible asset amortization	(140,270)	(133,267)
Inventory	(2,608)	—
Investment in Barnes & Noble.com	(78,756)	(78,650)
Depreciation	(13,680)	(13,234)

Gross deferred tax liabilities	(239,984)	(230,829)

Net deferred tax liabilities	$(86,132)	$(54,017)

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for fiscal 2017, fiscal 2016 and fiscal 2015 is as follows:

Balance at May 3, 2014	$19,155
Additions for tax positions of the current period	731
Additions for tax positions of prior periods	—
Reductions due to settlements	—
Reductions for tax positions of prior periods	(1,504)

Balance at May 2, 2015	$18,382
Additions for tax positions of the current period	238
Additions for tax positions of prior periods	7,433
Reductions due to settlements	(5,980)
Reductions for tax positions of prior periods	(5,501)

Balance at April 30, 2016	$14,572
Additions for tax positions of the current period	337
Additions for tax positions of prior periods	1,644
Reductions due to settlements	—
Reductions for tax positions of prior periods	(7,134)

Balance at April 29, 2017	$9,419